Other non-current assets - Schedule of Non-Current Investments (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Investments accounted using equity method	€ 35	€ 33
Financial assets at fair value through other comprehensive income	4	2
Total investments	€ 39	€ 35